Leases (Details) - Schedule of Weighted-Average Remaining Term and Discount Rate Related to Leases	Dec. 31, 2023	Jun. 30, 2023
Weighted-average remaining term
Operating lease	1 year 7 months 2 days
Weighted-average discount rate
Operating lease	4.17%